Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	InvenTrust Properties Corp.. Common Stock, par value $0.001 per share
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 236,700,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-263342
Carry Forward Initial Effective Date	Mar. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,942.09
Offering Note
(1)
InvenTrust Properties Corp. (the “Company”) previously registered the offer and sale of shares of common stock, par value $0.001 per share (the “common stock”), of the Company having an aggregate offering price of up to $250,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”) on March 7, 2022 (the “2022 ATM Prospectus Supplement”), pursuant to the Company’s registration statement on Form
S-3ASR
(File
No. 333-263342)
filed with the Securities and Exchange Commission (“SEC”) on March 7, 2022 (the “2022 Registration Statement”). In connection with the filing of the 2022 ATM Prospectus Supplement, the Company paid a filing fee of $23,175 in connection with the registration of shares of common stock having a maximum aggregate offering price of $250,000,000 to be issued and sold as part of an
“at-the-market”
offering. Of those shares of common stock, shares of common stock having an aggregate offering price of $13,300,000 have been sold and shares of common stock with a maximum aggregate offering price of $236,700,000 remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include the shares of common stock having an aggregate offering price of $236,700,000 previously registered on the 2022 Registration Statement (the “Carry Forward Securities”). The registration fee with respect to the Carry Forward Securities, totaling $21,942.09, was previously paid on March 7, 2022, and, pursuant to Rule 415(a)(6) under the Securities Act, such registration fee will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2022 Registration Statement was deemed terminated as of the immediate effectiveness of the Company’s new registration statement on Form
S-3ASR
(File
No. 333-
285073
)
filed with the SEC on February 20, 2025. As a result, no additional filing fee is due.